DEBT - Additional Information (Details) shares in Millions	1 Months Ended											3 Months Ended			12 Months Ended
	Nov. 30, 2019 USD ($)	Oct. 31, 2019	Jun. 30, 2017 USD ($) very_large_crude_carrier	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) tranch	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) suezmax_tanker very_large_crude_carrier shares	Dec. 31, 2018 USD ($) very_large_crude_carrier large_range_2_tanker shares	Dec. 31, 2017 vessel	Dec. 31, 2017 suezmax_tanker	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 USD ($)	Dec. 31, 2017 large_range_2_tanker	Dec. 31, 2016 USD ($) suezmax_tanker	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) large_range_2_tanker	Dec. 31, 2015 USD ($) large_range_2_tanker
Debt Instrument [Line Items]
Number of second hand vessels | vessel										2
Number of VLCC vessels | very_large_crude_carrier															6
Number of vessels owned, Suezmax tankers | suezmax_tanker															6
Marketable securities pledged to creditors														$ 8,392,000	$ 7,323,000	$ 8,392,000
Cash required to be maintained for covenant compliance														37,900,000	38,300,000	37,900,000
Secured borrowings														$ 7,631,000	$ 7,329,000	$ 7,631,000
Debt instrument, covenant compliance, cash required to be maintained, percentage														50.00%	50.00%	50.00%
loan arrangement fees															$ 700,000	$ 0
Payment Of Guarantee Fee															3,400,000
Guarantee Fee Recognized As Interest Expense															2,100,000
Prepaid Guarantee Fee															1,300,000
LR2 Tanker
Debt Instrument [Line Items]
Number of tankers delivered | large_range_2_tanker																								6	3
$466.5 million term loan facility
Debt Instrument [Line Items]
Principal amount															466,500,000.0
$60.6 million term loan facility
Debt Instrument [Line Items]
Principal amount															60,600,000.0
$500.1 million term loan facility
Debt Instrument [Line Items]
Principal amount															500,100,000.0
$275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount															270,000,000.0
Debt Instrument, Increase (Decrease), Net															66,000,000
$109.2 million term loan facility
Debt Instrument [Line Items]
Principal amount															109,200,000.0
Debt Instrument, Increase (Decrease), Net																				$ (54,600,000)
Number of newbuild vessels financed by term loan facility | vessel																	1
$328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount															328,400,000.0
Debt Instrument, Increase (Decrease), Net																				(165,900,000)
Number of newbuild vessels financed by term loan facility																		2			3
$110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount															110,500,000.0
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier																1			1
$321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount				$ 321,600,000.0											321,600,000.0
Number of newbuild vessels financed by term loan facility | large_range_2_tanker																1
Number of vessels pledged as security on long-term debt instrument																		4			3
$110.5 million term loan facility (Credit Suisse 2)
Debt Instrument [Line Items]
Principal amount			$ 110,500,000.0												$ 110,500,000.0
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier															1	1
Debt Instrument, Increase In Face Amount															$ 15,000,000
$110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount			$ 110,500,000.0												$ 110,500,000.0
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier			1												1
Debt Instrument, Increase In Face Amount															$ 4,100,000
Term loan facility $42.9 million CS
Debt Instrument [Line Items]
Principal amount	$ 42,900,000.0
Loans Payable | $466.5 million term loan facility
Debt Instrument [Line Items]
Principal amount											$ 466,500,000.0
Number of tranches | tranch											10
Maximum borrowing capacity of each tranche											$ 33,000,000.0
Debt Instrument, Loan Margin, Percentage									1.90%		2.05%
Commitment fee percentage											0.82%
Debt Instrument, Increase (Decrease), Net																							$ (192,400,000)		$ (99,000,000)
Loan repayments																							126,400,000		13,100,000
Loans Payable | $466.5 million term loan facility | MR tanker
Debt Instrument [Line Items]
Periodic quarterly payment											$ 400,000
Loans Payable | $466.5 million term loan facility | LR2 Tanker
Debt Instrument [Line Items]
Periodic quarterly payment											400,000
Loans Payable | Term loan facility $136.5 million
Debt Instrument [Line Items]
Principal amount											$ 136,500,000.0
Loans Payable | $60.6 million term loan facility
Debt Instrument [Line Items]
Principal amount										$ 60,600,000.0
Periodic quarterly payment										$ 900,000
Term of debt										5 years
Loans Payable | $60.6 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate										1.80%
Loans Payable | $500.1 million term loan facility
Debt Instrument [Line Items]
Principal amount									$ 500,100,000.0																$ 500,100,000.0
Periodic quarterly payment									$ 9,500,000
Loans Payable | $500.1 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate									1.90%
Loans Payable | $275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount								$ 275,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate								6.25%
loan availability period		6 months						18 months
loan repayable period								18 months
Debt Instrument, Unused Borrowing Capacity, Amount															155,000,000
Loans Payable | $109.2 million term loan facility
Debt Instrument [Line Items]
Principal amount							$ 109,200,000.0
Term of debt							17 years
Loans Payable | $109.2 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate							1.90%
Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount						$ 328,400,000.0
Debt Instrument, Increase (Decrease), Net																							(109,000,000)
Term of debt						18 years
Number of part-financed vessels - delivered																						2		1
Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net																$ (54,900,000)				(54,900,000)
Debt Instrument, Increase In Face Amount															15,000,000.0
Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount				$ 321,600,000.0
Debt Instrument, Increase (Decrease), Net																(32,000,000)				$ (252,700,000)
Term of debt				15 years
Loans Payable | $110.5 million term loan facility (Credit Suisse 2)
Debt Instrument [Line Items]
Principal amount			$ 110,500,000.0
Debt Instrument, Increase (Decrease), Net															(55,300,000)	$ (54,900,000)
Term of debt			18 years
Loans Payable | $110.5 million term loan facility (Credit Suisse 2) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.90%
Loans Payable | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			$ (55,300,000)												(55,300,000)
Term of debt			18 years
Loans Payable | $110.5 million term loan facility (ING) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.90%
Loans Payable | Term loan facility $110.5 million
Debt Instrument [Line Items]
Principal amount					$ 110,500,000.0																	$ 110,500,000.0	$ 110,500,000.0	$ 110,500,000.0
Term of debt					18 years
Loans Payable | Term loan facility $110.5 million | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate					1.90%
Loans Payable | Term loan facility $42.9 million CS
Debt Instrument [Line Items]
Term of debt	5 years
Interest rate amortization profile	18 years
Loans Payable | Term loan facility $42.9 million CS | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.90%
Loans Payable On Increased Borrowing Base | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net															$ (4,100,000)
Golden Ocean
Debt Instrument [Line Items]
Number of shares disposed (in shares) | shares														1.3	1.3	1.3
Proceeds from sale of marketable securities													$ 7,700,000	$ 7,700,000	$ 7,600,000	$ 7,700,000
Avance Gas
Debt Instrument [Line Items]
Percentage of total repurchase price posted as collateral															20.00%	20.00%
Marketable securities pledged to creditors														$ 442,384		$ 442,384
Forecast | Golden Ocean
Debt Instrument [Line Items]
Proceeds from sale of marketable securities												$ 7,200,000